Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments under non-cancelable operating leases	As of March 31, 2025, future minimum payments under non-cancelable operating leases were as follows: Future Lease Payments
April 2025 to March 2026	$102,512
April 2026 and after	—
Total	$102,512